Schedule of the Company’s Debt (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			65.00%
Loan #1 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 22, 2022
Debt Instrument, Maturity Date	Feb. 06, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033		$ 0.033		$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 05, 2023
Debt Instrument, Maturity Date	Feb. 05, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033						$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #3 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 28, 2023
Debt Instrument, Maturity Date	Feb. 28, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #4 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 24, 2023
Debt Instrument, Maturity Date	Mar. 24, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral		All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #5 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Apr. 17, 2023
Debt Instrument, Maturity Date	Apr. 17, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #6 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 01, 2023
Debt Instrument, Maturity Date	Jun. 01, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral		All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #7 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Oct. 05, 2023
Debt Instrument, Maturity Date	Oct. 05, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #8 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Nov. 17, 2023
Debt Instrument, Maturity Date	Nov. 17, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #9 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Dec. 06, 2023
Debt Instrument, Maturity Date	Dec. 06, 2024
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #10 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 24, 2024
Debt Instrument, Maturity Date	Jan. 24, 2025
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #11 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 13, 2024
Debt Instrument, Maturity Date	Mar. 13, 2025
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #12 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	May 05, 2024
Debt Instrument, Maturity Date	May 05, 2025
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #13 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Sep. 24, 2024
Debt Instrument, Maturity Date	Sep. 24, 2025
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #14 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 19, 2025
Debt Instrument, Maturity Date	Feb. 19, 2026
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #15 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 13, 2025
Debt Instrument, Maturity Date	Mar. 13, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	24.00%
Debt Instrument, Collateral	All assets
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #16 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 29, 2023
Debt Instrument, Maturity Date	Nov. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	16.00%
Debt Instrument, Collateral	Unsecured
Conversion Price	$ 0.033			$ 0.033		$ 0.033	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #17 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Aug. 28, 2023
Debt Instrument, Maturity Date	Nov. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	16.00%
Debt Instrument, Collateral	Unsecured
Conversion Price	$ 0.033
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Loan #18 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jan. 23, 2025
Debt Instrument, Maturity Date	Aug. 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	17.50%
Debt Instrument, Interest Rate, Effective Percentage	4.50%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Notes Payable
Loan #19 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Sep. 10, 2024
Debt Instrument, Maturity Date	Sep. 10, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #20 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #21 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #22 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #23 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #24 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #25 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2025
Debt Instrument, Maturity Date	Sep. 05, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #26 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 10, 2021
Debt Instrument, Maturity Date	Sep. 10, 2026
Debt Instrument, Interest Rate, Stated Percentage	8.99%
Debt Instrument, Interest Rate, Effective Percentage	20.00%
Debt Instrument, Collateral	Vehicle
Debt Conversion, Converted Instrument, Type	Notes Payable
Loan #27 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 10, 2021
Debt Instrument, Maturity Date	Sep. 10, 2026
Debt Instrument, Interest Rate, Stated Percentage	8.99%
Debt Instrument, Collateral	Vehicle
Debt Conversion, Converted Instrument, Type	Notes Payable
Loan #28 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Convertible Note Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #29 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 15, 2018
Debt Instrument, Maturity Date	Jun. 21, 2024
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Notes Payable
Loan #30 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Notes Payable
Debt Conversion, Converted Instrument, Rate	35.00%
Loan #31 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Sep. 04, 2024
Debt Instrument, Maturity Date	Sep. 04, 2027
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Collateral	Unsecured
Debt Conversion, Converted Instrument, Type	Notes Payable
Debt Conversion, Converted Instrument, Rate	35.00%